Condensed Consolidated Statement Of Changes In Shareholder's Equity (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deemed dividend		$ 0	$ 0	$ 1,801
Stock-based compensation	$ 24,534	14,610	7,762	11,960
Issuance of common stock upon early exercise of employee options value		$ 8	2,080
Reverse Recapitalization, Transaction Costs Net	$ 17,100
Exchange Of Common Stock for Series D Convertible Preferred Stock [Member]
Stock-based compensation				7,285
Series D Convertible Preferred Stock [Member]
Temporary equity stock issuance costs				50
Series D-1 Convertible Preferred Stock [Member]
Temporary equity stock issuance costs				$ 70
Series D-2 Convertible Preferred Stock [Member]
Temporary equity stock issuance costs			362
Series E Convertible Preferred Stock [Member]
Temporary equity stock issuance costs			$ 132